Provisions - Disclosure of expected rate of return assumptions (Details) - Spain	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions and other post-retirement obligations
Disclosure of net defined benefit liability (asset) [line items]
Expected rate of return on plan assets	3.80%	0.90%	0.60%
Expected rate of return on reimbursement rights	3.80%	0.90%	0.60%
Other long term employee benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected rate of return on plan assets	3.80%	0.90%	0.60%